CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
SNS Business [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 60
Oak Pacific Investment [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 500